Note 8 - Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

5.             PROPERTY AND EQUIPMENT

Property and equipment consists of the following:

	March 31, 2014	December 31, 2013 *
Land and improvements	$82,958	$82,958
Building and improvements	292,690	292,690
Equipment, including vehicles	790,893	775,420
Turbines and improvements	25,817,228	25,817,228
Construction in process	7,626	7,626
Subtotal	26,991,395	26,975,922
Less accumulated depreciation	(3,483,072)	(3,144,242)
Total	$23,508,323	$23,831,680

* Derived from December 31, 2013 audited financial statements.

Depreciation expense, including amounts for grant liability amortization, was approximately $325,000 and $316,000 for the quarters ended March 31, 2014 and 2013, respectively.

8.            PROPERTY AND EQUIPMENT

Property and equipment consists of the following:

	December 31, 2013	December 31, 2012
Land and improvements	$82,958	$82,958
Building and improvements	292,690	292,690
Equipment, including vehicles	775,420	502,908
Turbines and improvements	25,817,228	25,667,243
Construction in process	7,626	120,707
Subtotal	26,975,922	26,666,506
Less accumulated depreciation	(3,144,242)	(1,845,931)
Total	$23,831,680	$24,820,575

Depreciation expense, including amounts for grant liability amortization, was approximately $1,280,000 and $1,239,000 for the years ended December 31, 2013 and 2012, respectively.